VALUE OF IN-FORCE BUSINESS (Tables) - In-Force [Member]	12 Months Ended
Dec. 31, 2018
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure of range of yields and other key assumptions	The table below shows the resulting range of yields and other key assumptions at 31 December:

	2018%	2017%
Risk-free rate (value of in-force non-annuity business)[1]	0.00 to 4.05	0.00 to 4.20
Risk-free rate (value of in-force annuity business)[1]	1.28 to 5.33	1.14 to 5.34
Risk-free rate (financial options and guarantees)[1]	0.00 to 4.05	0.00 to 4.20
Retail price inflation	3.43	3.43
Expense inflation	3.75	3.67
1	All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.

Disclosure Of Gross Value Of In-Force Business Asset Explanatory [Text Block]	The gross value of in-force business asset in the consolidated balance sheet is as follows:

	2018 £m	2017 £m
Acquired value of in-force non-participating investment contracts	271	306
Value of in-force insurance and participating investment contracts	4,491	4,533
Total value of in-force business	4,762	4,839

Nonparticipating Life Insurance Contract [Member]
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure Of Movement Of Value In Force Explanatory [Text Block]	The movement in the acquired value of in-force non-participating investment contracts over the year is as follows:

	2018 £m	2017 £m
At 1 January	306	340
Acquisition of business	5	–
Amortisation (note 11)	(40)	(34)
At 31 December	271	306

Participating Life Insurance Contract [Member]
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure Of Movement Of Value In Force Explanatory [Text Block]	The movement in the value of in-force insurance and participating investment contracts over the year

	2018 £m	2017 £m
At 1 January	4,533	4,702
Exchange and other adjustments	13	(4)
Movements in the year:
New business	675	348
Existing business:
Expected return	(304)	(318)
Experience variances	(122)	(226)
Assumption changes	(67)	(238)
Economic variance	(237)	269
Movement in the value of in-force business (note 9)	(55)	(165)
At 31 December	4,491	4,533